Convertible debentures (Details Narrative) $ in Thousands, $ in Thousands			12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 30, 2023	Sep. 30, 2024 CAD ($)	Aug. 15, 2024 USD ($)	Aug. 15, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Short-Term Debt [Line Items]
Convertible debt			$ 3,012			$ 1,239
Better Choice Company Inc [Member]
Short-Term Debt [Line Items]
Convertible debt				$ 1,450	$ 1,970
Total stockholders equity valuation					$ 8,000
Convertible Debentures [Member]
Short-Term Debt [Line Items]
Interest rate	15.00%	5.00%	15.00%
Maturity date	Jul. 31, 2024		Dec. 31, 2023
Principal plus accrued interest	$ 150
Convertible debt			$ 1,039			$ 1,239